Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.55
Maximum Aggregate Offering Price	$ 7,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,070.27
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of BNB Plus Corp. (the "Company") common stock, $0.001 par value per share (the "Common Stock"), which become issuable under the Applied DNA Sciences, Inc. 2020 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of the Company. Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high ($1.59) and low ($1.50) prices of the Common Stock as reported on The Nasdaq Capital Market on January 27, 2026.